Property and Equipment - Summary of Changes in the Value of Property and Equipment (Details) - CAD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2024	Apr. 30, 2024
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 16,696
Ending balance	15,958	$ 16,696
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	21,042	16,773
Additions	440	9,226
Disposals	(69)	(4,723)
Foreign exchange	504	(234)
Ending balance	21,917	21,042
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(4,346)	(6,350)
Depreciation	1,582	2,791
Disposals	69	4,694
Foreign exchange	100	(101)
Ending balance	(5,959)	(4,346)
Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	16,696
Ending balance	15,958	16,696
Computer Hardware | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	229	288
Additions	0	56
Disposals	0	(111)
Foreign exchange	6	(4)
Ending balance	235	229
Computer Hardware | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(146)	(157)
Depreciation	43	101
Disposals	0	110
Foreign exchange	4	(2)
Ending balance	(193)	(146)
Computer Hardware | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	83
Ending balance	42	83
Furniture and Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	22	53
Additions	17	0
Disposals	0	(31)
Foreign exchange	0	0
Ending balance	39	22
Furniture and Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(6)	(33)
Depreciation	4	4
Disposals	0	31
Foreign exchange	0	0
Ending balance	(10)	(6)
Furniture and Equipment | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	16
Ending balance	29	16
Computer Software | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0	50
Additions	0	0
Disposals	0	(49)
Foreign exchange	0	(1)
Ending balance	0	0
Computer Software | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0	(50)
Depreciation	0	0
Disposals	0	49
Foreign exchange	0	(1)
Ending balance	0	0
Computer Software | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0
Ending balance	0	0
Building | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	15,144	9,085
Additions	0	7,826
Disposals	0	(1,634)
Foreign exchange	350	(133)
Ending balance	15,494	15,144
Building | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,832)	(1,752)
Depreciation	950	1,723
Disposals	0	1,606
Foreign exchange	48	(37)
Ending balance	(2,830)	(1,832)
Building | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	13,312
Ending balance	12,664	13,312
Automobile | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	165	167
Additions	141	1
Disposals	(69)	0
Foreign exchange	6	(3)
Ending balance	243	165
Automobile | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(112)	(57)
Depreciation	32	56
Disposals	69	0
Foreign exchange	5	(1)
Ending balance	(80)	(112)
Automobile | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	53
Ending balance	163	53
Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	308	626
Additions	20	27
Disposals	0	(344)
Foreign exchange	2	(1)
Ending balance	330	308
Leasehold Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(102)	(388)
Depreciation	33	58
Disposals	0	344
Foreign exchange	0	0
Ending balance	(135)	(102)
Leasehold Improvements | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	206
Ending balance	195	206
Lab Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	5,143	6,473
Additions	186	1,316
Disposals	0	(2,554)
Foreign exchange	140	(92)
Ending balance	5,469	5,143
Lab Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(2,148)	(3,913)
Depreciation	520	849
Disposals	0	2,554
Foreign exchange	43	(60)
Ending balance	(2,711)	(2,148)
Lab Equipment | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,995
Ending balance	2,758	2,995
WIP - Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	31	31
Additions	76	0
Disposals	0	0
Foreign exchange	0	0
Ending balance	107	31
WIP - Leasehold Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0	0
Depreciation	0	0
Disposals	0	0
Foreign exchange		0
Ending balance	0	0
WIP - Leasehold Improvements | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	31
Ending balance	$ 107	$ 31